Investment Properties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment Properties
18	INVESTMENT PROPERTIES

	2018	2017
	RMB million	RMB million
Cost
At January 1	392	402
Transfer from property, plant and equipment (note 17)	474	4
Transfer from intangible asset (note 20)	98	—
Transfer to property, plant and equipment (note 17)	(24)	(14)

At December 31	940	392

Accumulated depreciation
At January 1	90	81
Transfer from property, plant and equipment (note 17)	88	2
Transfer from intangible asset (note 20)	18	—
Transfer to property, plant and equipment (note 17)	(6)	(5)
Charge for the year (note 11)	26	12

At December 31	216	90

Net book amount
At December 31	724	302

As at December 31, 2018, the fair value of the investment properties was approximately RMB1,127 million (2017: RMB628 million) according to a valuation performed by an independent professionally qualified valuer.

The investment properties are leased to third parties and related parties under operating leases. Rental income totaling RMB63 million (2017: RMB39 million, 2016: RMB37 million) was received by the Group during the year in respect of the leases.

As at December 31, 2018, the carrying amount of the investment properties for which the ownership certificates of buildings have not been obtained was RMB498 million (2017: RMB112 million). The directors of the Company are of the opinion that the Group legally owns and has the rights to use the aforesaid investment properties, and that there is no material adverse impact on the overall financial position of the Group.

Fair value hierarchy

The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2018		243	884	1,127

As at December 31, 2017	—	198	430	628

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 (2017: Nil).

The fair values of the buildings with comparable market price have been estimated using significant observable inputs and calculated by adjusted market price considering the condition and location of the buildings.

The fair values of the buildings without comparable market price have been estimated by a discounted cash flow valuation model using significant unobservable inputs such as estimated rental value, rent growth, long term vacancy rate and discounted rate.